Document and Entity Information Document	Jul. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 01, 2021
Entity Registrant Name	R1 RCM Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34746
Entity Tax Identification Number	02-0698101
Entity Address, Address Line One	434 W. Ascension Way
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	312
Local Phone Number	324-7820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RCM
Security Exchange Name	NASDAQ
Entity Central Index Key	0001472595
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	434 W. Ascension Way
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
Former Address
Cover [Abstract]
Entity Address, Address Line One	401 North Michigan Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
Entity Addresses [Line Items]
Entity Address, Address Line One	401 North Michigan Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611